SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of securities excluded from diluted per share (Details) - shares	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
NET (LOSS) INCOME PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Potentially dilutive securities	709,000	709,000
Stock warrants
NET (LOSS) INCOME PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Potentially dilutive securities	709,000	709,000